Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 145,567	$ 92,353
Accumulated depreciation	(93,518)	(65,588)
Property and equipment, net	52,049	26,765
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	115,135	74,755
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,097	5,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 24,335	$ 12,598